Stock-Based Compensation (Stock Units Converted To Common Stock) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total intrinsic value of vested stock units converted to common stock	$ 7.0	$ 4.7	$ 16.8